Income taxes - Schedule of Deferred Tax Assets And Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets:
Net accumulated loss-carry forward	¥ 172,059	¥ 143,426
Deferred deductible advertising expense	2,483	940
Allowance	78	130
Contract liabilities	419	413
Accruals	2,208	5,069
Less: Valuation allowance	(177,247)	(149,978)	¥ (112,539)
Net deferred tax assets	0	0
Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(5,130)	(6,119)
Unrealized fair value change of the available-for-sale debt investments	283	(2,839)
Net deferred tax liabilities	¥ (4,847)	¥ (8,958)